Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2026
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following tables present the financial instruments measured at fair value on a recurring basis at March 31, 2026 and December 31, 2025:

	March 31, 2026
Assets	Level 1	Level 2	Level 3	Total
Fixed maturity securities
U.S. Treasuries	501.1	—	—	501.1
Agencies	—	3.8	—	3.8
Non-U.S. government	—	43.7	—	43.7
Corporate bonds	—	1,637.9	—	1,637.9
Residential mortgage-backed	—	274.0	—	274.0
Commercial mortgage-backed	—	4.5	—	4.5
Other asset-backed securities	—	198.3	—	198.3
Total fixed maturity securities	501.1	2,162.2	—	2,663.3
Short-term investments
U.S. Treasuries	165.2	—	—	165.2
Corporate bonds	—	1.7	—	1.7
Total short-term investments	165.2	1.7	—	166.9
Other assets
Investments pending settlement	10.0	—	—	10.0
Total other assets	10.0	—	—	10.0
Total assets measured at fair value	$676.3	$2,163.9	$—	$2,840.2
Liabilities
Other liabilities
Investments pending settlement	(19.1)	—	—	(19.1)
Derivative liabilities	—	(2.0)	—	(2.0)
Total other liabilities	(19.1)	(2.0)	—	(21.1)
Total liabilities measured at fair value	$(19.1)	$(2.0)	$—	$(21.1)

	December 31, 2025
Assets	Level 1	Level 2	Level 3	Total
Fixed maturity securities
U.S. Treasuries	$484.2	$—	$—	$484.2
Agencies	—	6.9	—	6.9
Non-U.S. government	—	47.2	—	47.2
Corporate bonds	—	1,652.2	—	1,652.2
Residential mortgage-backed	—	249.9	—	249.9
Commercial mortgage-backed	—	1.0	—	1.0
Other asset-backed securities	—	199.0	—	199.0
Total fixed maturity securities	484.2	2,156.2	—	2,640.4
Short-term investments
U.S. Treasuries	109.9	—	—	109.9
Corporate bonds	—	1.0	—	1.0
Other asset-backed securities	—	0.4	—	0.4
Total short-term investments	109.9	1.4	—	111.3
Other assets
Investments pending settlement	4.8	—	—	4.8
Derivative assets	—	2.4	—	2.4
Total other assets	4.8	2.4	—	7.2
Total assets measured at fair value	$598.9	$2,160.0	$—	$2,758.9
Liabilities
Other liabilities
Investments pending settlement	(6.6)	—	—	(6.6)
Derivative liabilities	—	(1.7)	—	(1.7)
Total other liabilities	(6.6)	(1.7)	—	(8.3)
Total liabilities measured at fair value	$(6.6)	$(1.7)	$—	$(8.3)

Schedule of Fair Value, by Balance Sheet Grouping
The following table presents financial instruments for which the carrying value differs from the estimated fair values at March 31, 2026 and December 31, 2025. The fair values of the below financial instruments are based on observable inputs and are considered Level 2 measurements.

	March 31, 2026		December 31, 2025
	Fair Value	Carrying Value	Fair Value	Carrying Value
7.750% Subordinated notes due 2055	$423.9	$393.6	$431.0	$393.5
4.875% Senior notes due 2030	322.4	326.6	327.7	326.4
6.625% Fixed Rate Reset Junior Subordinated notes due 2041	125.0	123.3	124.4	123.3